Trade Payables and Other Current Liabilities - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	€ 263,308	€ 231,020
Payables to social security institutions	9,512	8,512
Payables to personnel	41,014	33,831
VAT payables	321	485
Other tax payables	6,945	6,147
Deferred income and prepayments	13,134	11,502
Allowance for future expected customer returns	5,887	5,889
Other	1,591	424
Total trade payables and other current liabilities	€ 341,712	€ 297,810